Financial Instruments (Details) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2009
Assets:
Cash and cash equivalents	$ 395,945	$ 522,870	$ 571,708	$ 301,225
Liabilities:
Short-term borrowings	161,407	670,671
Short-term borrowings from related parties	88,734	9,683
Trust Preferred Securities, current	0	625,549
Noncontrolling interests subject to put provisions	313,147	279,709
Notional amount of foreign currency cash flow hedge derivatives	1,205,680	1,026,937
Notional amount of foreign currency derivative instruments not designated as hedging instruments	1,981,611	1,607,312
Notional amount of interest rate derivatives	2,650,000	3,175,000
Reclassification from accumulated OCI into earnings, time estimate	12 months 1,426
Amount of additional interest expense expected to be reclassified into earnings	35,814
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Maximum remaining maturity of foreign currency derivatives	50
Maximum remaining maturity of interest rate cash flow hedges	11
Euro Notes [Member] | Carrying Reported Amount Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	2,805,758	824,446
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	395,945	522,870
Accounts receivable	2,916,592	2,687,234
Long-term notes receivable	234,350	0
Liabilities:
Accounts Payable	542,790	542,524
Short-term borrowings	161,407	670,671
Short-term borrowings from related parties	88,734	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	479,470	528,082
Senior Credit Agreement	2,905,685	2,953,890
Senior Long Term Notes	270,060	267,240
Trust Preferred Securities, current	0	625,549
Noncontrolling interests subject to put provisions	313,147	279,709
Senior Notes [Member] | Portion At Fair Value Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	275,472	276,756
Euro Notes [Member] | Portion At Fair Value Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	2,839,384	880,366
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	395,945	522,870
Accounts receivable	2,916,592	2,687,234
Long-term notes receivable	231,120	0
Liabilities:
Accounts Payable	542,790	542,524
Short-term borrowings	161,407	670,671
Short-term borrowings from related parties	88,734	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	479,470	528,082
Senior Credit Agreement	2,867,848	2,937,504
Trust Preferred Securities, current	0	643,828
Noncontrolling interests subject to put provisions	313,147	279,709
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	270,060	267,240
Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 2,805,758	$ 824,446